PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 1.0%
66,130
(1)
Lionsgate Studios
Corp.
$ 634,187
1.0
Consumer Discretionary : 12.5%
6,850  A-Mark Precious
Metals, Inc.
274,548
0.4
32,840
(1)
Caesars
Entertainment, Inc.
867,961
1.4
8,900
Carter's, Inc.
318,264
0.5
7,060
(1)
Crocs, Inc.
586,121
0.9
11,680
Kontoor Brands, Inc.
820,987
1.3
26,540
(1)
Laureate Education,
Inc.
924,654
1.5
23,100
(1)
National Vision
Holdings, Inc.
598,290
1.0
5,740
Patrick Industries, Inc.
637,542
1.0
17,480
Polaris, Inc.
952,660
1.5
15,198
(1)
Taylor Morrison Home
Corp.
885,132
1.4
7,210
(1)
Urban Outfitters, Inc.
456,753
0.7
12,680
(1)
Victoria's Secret & Co.
587,845
0.9
7,910,757
12.5
Consumer Staples : 4.2%
18,083
(1)
Central Garden & Pet
Co. - Class A
586,251
0.9
11,260
(1)
Darling Ingredients,
Inc.
696,431
1.1
11,020  Fresh Del Monte
Produce, Inc.
443,665
0.7
43,110  Reynolds Consumer
Products, Inc.
913,070
1.5
2,639,417
4.2
Energy : 9.8%
14,550  California Resources
Corp.
1,007,151
1.6
11,320
Dorian LPG Ltd.
387,144
0.6
4,130
(1)
Gulfport Energy Corp.
873,784
1.4
12,812  Kodiak Gas Services,
Inc.
747,196
1.2
20,015  Navigator Holdings
Ltd.
386,890
0.6
19,840  PBF Energy, Inc.
- Class A
944,781
1.5
3,240
(1)
Precision Drilling Corp.
318,816
0.5
12,350  Solaris Oilfield
Infrastructure, Inc.
- Class A
697,898
1.1
11,080  Teekay Tankers Ltd.
- Class A
812,386
1.3
6,176,046
9.8
Financials : 18.6%
40,860
Banc of California, Inc.
718,319
1.1
10,900  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
556,772
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,868  Bank of NT Butterfield
& Son Ltd.
$ 727,793
1.2
25,520
BankUnited, Inc.
1,152,483
1.8
43,150
Dynex Capital, Inc.
550,594
0.9
18,480
Essent Group Ltd.
1,079,971
1.7
2,710  FirstCash Holdings,
Inc.
509,480
0.8
51,990
Fulton Financial Corp.
1,057,477
1.7
28,560  Hamilton Insurance
Group Ltd. - Class B
851,945
1.3
13,556  Horace Mann
Educators Corp.
578,570
0.9
20,313
(1)
Neptune Insurance
Holdings, Inc. - Class A
491,371
0.8
24,810
(1)
NMI Holdings, Inc.
- Class A
930,623
1.5
8,540
Origin Bancorp, Inc.
354,068
0.6
13,495
(1)
StoneX Group, Inc.
1,088,372
1.7
11,574
(1)
Texas Capital
Bancshares, Inc.
1,098,141
1.7
11,745,979
18.6
Health Care : 6.2%
40,360
(1)
AdaptHealth Corp.
480,284
0.8
75,643
(1)
Amneal
Pharmaceuticals, Inc.
940,243
1.5
5,320
(1)
ANI Pharmaceuticals,
Inc.
409,108
0.6
36,340
(1)
Ardent Health
Partners, Inc.
311,070
0.5
10,560
CONMED Corp.
373,402
0.6
13,243
(1)
Neogen Corp.
123,027
0.2
23,020
(1)
PACS Group, Inc.
739,402
1.2
24,320
(1)
Pediatrix Medical
Group, Inc.
520,205
0.8
3,896,741
6.2
Industrials : 14.7%
7,370
ArcBest Corp.
724,913
1.2
8,752
Astec Industries, Inc.
471,208
0.8
8,910
Greenbrier Cos., Inc.
469,111
0.7
19,490
(1)
Healthcare Services
Group, Inc.
361,539
0.6
5,980  Helios Technologies,
Inc.
386,966
0.6
17,650
HNI Corp.
589,334
0.9
15,580  Hub Group, Inc.
- Class A
561,503
0.9
5,290
McGrath RentCorp
583,381
0.9
47,043
(1)
NOW, Inc.
560,282
0.9
27,830
(1)
OPENLANE, Inc.
811,245
1.3
19,831
(1)
Resideo Technologies,
Inc.
668,503
1.1
11,171  Rush Enterprises, Inc.
- Class A
738,515
1.2
42,680
(1)
Shoals Technologies
Group, Inc. - Class A
280,834
0.4
24,700
(1)
Sunrun, Inc.
334,932
0.5
9,150
(1)
Thermon Group
Holdings, Inc.
461,160
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,230
UFP Industries, Inc.
$ 573,908
0.9
13,769  Worthington Industries,
Inc.
717,916
1.1
9,295,250
14.7
Information Technology : 9.5%
9,890  Benchmark
Electronics, Inc.
554,433
0.9
10,935
Crane Holdings Co.
443,852
0.7
7,054
CTS Corp.
336,899
0.5
10,270
(1)
Digi International, Inc.
495,014
0.8
12,950
(1)
Diodes, Inc.
883,967
1.4
2,440
Littelfuse, Inc.
828,014
1.3
22,840
(1)
NetScout Systems,
Inc.
726,084
1.2
7,971
(1)
Synaptics, Inc.
558,289
0.9
10,430
(1)
Ultra Clean Holdings,
Inc.
648,537
1.0
14,160
Vontier Corp.
502,255
0.8
5,977,344
9.5
Materials : 7.0%
17,480
Avient Corp.
634,524
1.0
10,060
Cabot Corp.
757,619
1.2
21,980
Chemours Co.
484,219
0.8
16,040  Commercial Metals
Co.
985,337
1.6
32,010
(1)
Ecovyst, Inc.
411,648
0.6
13,814
Ryerson Holding Corp.
310,539
0.5
5,790
Stepan Co.
289,384
0.5
11,260  Torex Gold Resources,
Inc.
516,822
0.8
4,390,092
7.0
Real Estate : 13.0%
26,507  Broadstone Net Lease,
Inc.
484,283
0.8
56,640
(1)
Cushman & Wakefield
Ltd.
694,406
1.1
54,500  DiamondRock
Hospitality Co.
510,665
0.8
65,220
Global Net Lease, Inc.
610,459
1.0
44,780
Macerich Co.
846,342
1.3
23,501
NetSTREIT Corp.
442,524
0.7
57,127  Newmark Group, Inc.
- Class A
856,334
1.4
32,680  Pebblebrook Hotel
Trust
412,748
0.7
35,490  Phillips Edison & Co.,
Inc.
1,328,036
2.1
39,990
(1)
Piedmont Office Realty
Trust, Inc. - Class A
262,734
0.4
45,422
Rayonier, Inc.
936,602
1.5
17,170
Sila Realty Trust, Inc.
406,586
0.6
27,100  Xenia Hotels &
Resorts, Inc.
401,893
0.6
8,193,612
13.0
Utilities : 2.4%
5,920
National Fuel Gas Co.
556,243
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
18,000  Portland General
Electric Co.
$ 949,860
1.5
1,506,103
2.4
Total Common Stock
(Cost $55,139,586)
62,365,528
98.9
EXCHANGE-TRADED FUNDS : 0.5%
1,710  iShares Russell 2000
Value ETF
324,199
0.5
Total Exchange-Traded
Funds
(Cost $344,873)
324,199
0.5
Total Long-Term
Investments
(Cost $55,484,459)
62,689,727
99.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
566,949
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $566,949) $ 566,949 0.9
Total Short-Term
Investments
(Cost $566,949)
566,949
0.9
Total Investments in
Securities
(Cost $56,051,408) $ 63,256,676 100.3
Liabilities in Excess
of Other Assets (216,575) (0.3)
Net Assets $ 63,040,101 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 62,365,528 $ — $ — $ 62,365,528
Exchange-Traded Funds 324,199 — — 324,199
Short-Term Investments 566,949 — — 566,949
Total Investments, at fair value $ 63,256,676 $ — $ — $ 63,256,676
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,946,821
Gross Unrealized Depreciation (1,741,553)
Net Unrealized Appreciation $ 7,205,268